WILLIAM BLAIR FUNDS

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2004,
                 AS SUPPLEMENTED JULY 9, 2004, NOVEMBER 5, 2004,
              JANUARY 6, 2005, FEBRUARY 4, 2005 AND MARCH 30, 2005


         The portfolio managers have changed for the Small Cap Growth Fund. The Small Cap Growth Fund is managed by Karl W. Brewer.

         The information above regarding portfolio managers supplements and supersedes the disclosure in the "Small Cap Growth Fund - Portfolio Management" section of the Prospectuses.





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606


             Please retain this supplement with your Prospectus for
                               future reference.